Templeton Global Investment Trust
Statement of Investments (unaudited), December 31, 2020
Templeton Emerging Markets Small Cap Fund
See Notes to Statement of Investments Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks 98.2%
Brazil 4.2%
Arezzo Industria e Comercio SA ..... Textiles, Apparel & Luxury Goods 236,100 $ 3,107,023
a
Duratex SA ..................... Paper & Forest Products 1,819,000 $ 6,730,596
Grendene SA ................... Textiles, Apparel & Luxury Goods 1,544,611 2,497,599
Iguatemi Empresa de Shopping Centers
SA .......................... Real Estate Management & Development 473,000 3,396,664
b
Ser Educacional SA , 144A , Reg S .... Diversified Consumer Services 902,500 2,721,674
18,453,556
Chile 0.5%
Aguas Andinas SA , A ............. Water Utilities 7,000,000 2,256,059
China 21.5%
Asia Cement China Holdings Corp. ... Construction Materials 2,230,500 2,035,402
a,c
Baozun, Inc. , ADR ................ Internet & Direct Marketing Retail 298,561 10,255,570
b
China Education Group Holdings Ltd. ,
Reg S ....................... Diversified Consumer Services 2,684,000 5,177,069
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 3,336,308 2,320,616
a
Daqo New Energy Corp. , ADR ...... Semiconductors & Semiconductor Equipment 36,500 2,093,640
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 3,387,800 12,553,809
a,c
Huami Corp. , ADR ............... Electronic Equipment, Instruments &
Components 606,769 7,190,213
Huaxin Cement Co. Ltd. , B ......... Construction Materials 2,466,374 5,345,804
b
JNBY Design Ltd. , Reg S .......... Textiles, Apparel & Luxury Goods 3,229,000 3,750,039
Ju Teng International Holdings Ltd. ... Electronic Equipment, Instruments &
Components 2,580,000 772,497
b,c
Luye Pharma Group Ltd. , 144A , Reg S Pharmaceuticals 13,455,000 6,258,829
a,b,c
Mobvista, Inc. , 144A , Reg S ........ Media 3,700,000 2,299,486
a
Noah Holdings Ltd. , ADR .......... Capital Markets 148,886 7,118,240
TravelSky Technology Ltd. , H ....... IT Services 1,155,200 2,790,862
Uni-President China Holdings Ltd. .... Food Products 5,644,000 5,747,150
Xinyi Solar Holdings Ltd. ........... Semiconductors & Semiconductor Equipment 4,800,000 12,586,603
Xtep International Holdings Ltd. ...... Textiles, Apparel & Luxury Goods 12,048,515 6,020,548
94,316,377
Czech Republic 0.8%
a,b
Moneta Money Bank A/S , 144A , Reg S Banks 1,080,557 3,423,643
a
Egypt 0.5%
b
Integrated Diagnostics Holdings plc ,
144A , Reg S .................. Health Care Providers & Services 2,011,196 2,212,316
Georgia 0.6%
a
Georgia Capital plc ............... Capital Markets 383,294 2,830,641
a
Hong Kong 2.3%
a
IT Ltd. ......................... Specialty Retail 6,642,295 2,394,367
Luk Fook Holdings International Ltd. .. Specialty Retail 3,109,800 7,507,979
9,902,346
Hungary 2.3%
Richter Gedeon Nyrt. ............. Pharmaceuticals 398,860 10,010,252
India 11.9%
Bajaj Holdings & Investment Ltd. ..... Diversified Financial Services 416,898 17,572,902
Dalmia Bharat Ltd. ............... Construction Materials 349,776 5,185,621
EPL Ltd. ....................... Containers & Packaging 602,041 2,078,799
a
Federal Bank Ltd. ................ Banks 7,756,637 7,094,309
JK Cement Ltd. .................. Construction Materials 163,133 4,279,198
Redington India Ltd. .............. Electronic Equipment, Instruments &
Components 3,227,468 5,856,946
Tata Consumer Products Ltd. ....... Food Products 387,427 3,135,874

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
a
Vardhman Textiles Ltd. ............ Textiles, Apparel & Luxury Goods 468,044 $ 6,968,696
52,172,345
Kazakhstan 0.6%
b
Halyk Savings Bank of Kazakhstan JSC ,
GDR , Reg S .................. Banks 206,000 2,401,004
Mexico 1.3%
Bolsa Mexicana de Valores SAB de CV Capital Markets 1,682,800 3,991,191
b
Nemak SAB de CV , 144A , Reg S .... Auto Components 6,481,529 1,890,609
5,881,800
Peru 1.5%
Intercorp Financial Services, Inc. ..... Banks 214,750 6,644,365
Philippines 3.1%
Century Pacific Food, Inc. .......... Food Products 9,000,000 3,280,835
DMCI Holdings, Inc. .............. Industrial Conglomerates 15,192,600 1,789,410
International Container Terminal
Services, Inc. .................. Transportation Infrastructure 2,789,320 7,174,641
Robinsons Retail Holdings, Inc. ...... Food & Staples Retailing 900,000 1,220,008
13,464,894
Russia 0.7%
a,b
Mail.Ru Group Ltd. , GDR , Reg S ..... Interactive Media & Services 123,126 3,226,832
a
Saudi Arabia 0.5%
Mouwasat Medical Services Co. ..... Health Care Providers & Services 63,874 2,349,561
South Africa 0.5%
a
Massmart Holdings Ltd. ............ Food & Staples Retailing 801,259 2,291,212
a
South Korea 12.3%
a
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 264,533 10,651,928
a
Hugel, Inc. ..................... Biotechnology 23,000 3,973,112
i-SENS, Inc. .................... Health Care Equipment & Supplies 158,283 4,371,233
LEENO Industrial, Inc. ............. Semiconductors & Semiconductor Equipment 19,000 2,359,351
a
NeoPharm Co. Ltd. ............... Personal Products 50,000 1,314,315
a
Pearl Abyss Corp. ................ Entertainment 18,000 4,309,626
a
Silicon Works Co. Ltd. ............. Semiconductors & Semiconductor Equipment 209,770 11,232,412
a
Vieworks Co. Ltd. ................ Health Care Equipment & Supplies 151,355 4,230,087
a
Zinus, Inc. ...................... Household Durables 118,592 11,244,124
53,686,188
Sri Lanka 0.4%
Hemas Holdings plc .............. Industrial Conglomerates 3,019,274 1,628,208
Taiwan 18.8%
Eclat Textile Co. Ltd. .............. Textiles, Apparel & Luxury Goods 265,000 3,990,468
Flytech Technology Co. Ltd. ........ Electronic Equipment, Instruments &
Components 839,020 1,868,574
Merida Industry Co. Ltd. ........... Leisure Products 1,895,400 15,923,686
Novatek Microelectronics Corp. ...... Semiconductors & Semiconductor Equipment 1,209,800 15,914,939
PChome Online, Inc. .............. Internet & Direct Marketing Retail 1,648,635 5,289,839
a
PharmaEssentia Corp. ............ Biotechnology 2,792,074 9,356,191
Poya International Co. Ltd. ......... Multiline Retail 210,000 4,308,132
Primax Electronics Ltd. ............ Technology Hardware, Storage & Peripherals 6,462,100 11,239,087
Shin Zu Shing Co. Ltd. ............ Machinery 1,841,402 8,705,885
Synnex Technology International Corp. Electronic Equipment, Instruments &
Components 1,578,000 2,643,275

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
See Notes to Statement of Investments Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Visual Photonics Epitaxy Co. Ltd. .... Semiconductors & Semiconductor Equipment 800,000 3,197,762
82,437,838
Thailand 2.0%
Dynasty Ceramic PCL ............. Building Products 23,444,540 1,735,305
Major Cineplex Group PCL ......... Entertainment 4,998,000 3,049,526
Tisco Financial Group PCL ......... Banks 1,358,600 4,002,011
8,786,842
Turkey 0.9%
Turkiye Sise ve Cam Fabrikalari A/S .. Industrial Conglomerates 3,940,776 3,876,227
United Arab Emirates 2.4%
Aramex PJSC ................... Air Freight & Logistics 8,924,018 10,662,092
United Kingdom 1.3%
Stock Spirits Group plc ............ Beverages 1,591,284 5,836,510
United States 1.4%
a
IMAX Corp. ..................... Entertainment 330,685 $ 5,958,944
a
Vietnam 5.9%
FPT Corp. ...................... IT Services 2,804,797 7,176,839
Hoa Phat Group JSC ............. Metals & Mining 7,634,113 13,745,784
a
Vincom Retail JSC ............... Real Estate Management & Development 3,589,152 4,891,318
25,813,941
Total Common Stocks (Cost $ 353,271,644 ) .....................................
430,523,993
Preferred Stocks 0.7%
Chile 0.7%
d
Embotelladora Andina SA , A , 7.73% .. Beverages 1,250,500 2,780,845
Total Preferred Stocks (Cost $ 4,139,414 ) .......................................
2,780,845
Total Long Term Investments (Cost $ 357,411,058 ) ...............................
433,304,838
Short Term Investments 2.4%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 0.9%
United States 0.9%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio , 0% ............. 4,037,134 4,037,134
Total Money Market Funds (Cost $ 4,037,134 ) ...................................
4,037,134

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments

See Abbreviations on page 7 .
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Investments from Cash Collateral Received for Loaned
Securities 1.5%
Money Market Funds 1.5%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio , 0% ............. 6,556,030 $ 6,556,030
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 6,556,030 ) .................................................................
6,556,030
a a a a a
Total Short Term Investments (Cost $ 10,593,164 ) ................................
10,593,164
a a a
a
Total Investments (Cost $ 368,004,222 ) 101 .3% ..................................
$443,898,002
Other Assets, less Liabilities ( 1 .3 ) % ...........................................
(5,572,671)
Net Assets 100.0% ...........................................................
$438,325,331
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the aggregate value of these securities was $33,361,501, representing 7.6% of net assets.
c
A portion or all of the security is on loan at December 31, 2020.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 5 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust

Notes to Statement of Investments (unaudited)
1. Organization
Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-
end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m Eastern time. At December 31, 2020, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy. See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

Templeton Global Investment Trust
Notes to Statement of Investments (unaudited)

3. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended December 31, 2020, the Fund held investments in affiliated management investment companies as follows:
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $1,958,014 $107,998,959 $(105,919,839) $— $— $4,037,134 4,037,134 $235
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $2,811,982 $46,937,748 $(43,193,700) $ — $ — $6,556,030 6,556,030 $272
Total Affiliated Securities .... $4,769,996 $154,936,707 $(149,113,539) $— $— $10,593,164 $507

Templeton Global Investment Trust
Notes to Statement of Investments (unaudited)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2020, in valuing the Fund's assets carried at fair value, is as follows:
7. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Small Cap Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ............................... $ — $ 18,453,556 $ — $ 18,453,556
Chile ................................ 2,256,059 — — 2,256,059
China ............................... 26,657,663 67,658,714 — 94,316,377
Czech Republic ....................... — 3,423,643 — 3,423,643
Egypt ............................... 2,212,316 — — 2,212,316
Georgia ............................. 2,830,641 — — 2,830,641
Hong Kong ........................... — 9,902,346 — 9,902,346
Hungary ............................. — 10,010,252 — 10,010,252
India ................................ — 52,172,345 — 52,172,345
Kazakhstan .......................... — 2,401,004 — 2,401,004
Mexico .............................. 5,881,800 — — 5,881,800
Peru ................................ 6,644,365 — — 6,644,365
Philippines ........................... — 13,464,894 — 13,464,894
Russia .............................. — 3,226,832 — 3,226,832
Saudi Arabia .......................... 2,349,561 — — 2,349,561
South Africa .......................... 2,291,212 — — 2,291,212
South Korea .......................... — 53,686,188 — 53,686,188
Sri Lanka ............................ 1,628,208 — — 1,628,208
Taiwan .............................. — 82,437,838 — 82,437,838
Thailand ............................. — 8,786,842 — 8,786,842
Turkey .............................. — 3,876,227 — 3,876,227
United Arab Emirates ................... — 10,662,092 — 10,662,092
United Kingdom ....................... — 5,836,510 — 5,836,510
United States ......................... 5,958,944 — — 5,958,944
Vietnam ............................. — 25,813,941 — 25,813,941
Preferred Stocks ........................ 2,780,845 — — 2,780,845
Short Term Investments ................... 10,593,164 — — 10,593,164
Total Investments in Securities ........... $72,084,778 $371,813,224 $— $443,898,002
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt
6. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.